INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite
	useful life	Finite useful life
							Estimated
						Other	losses	Software
			Customer			intangible	for	under
	Goodwill	Software	portfolio	Trademarks	Licenses	assets	software	development	Total

Balances and changes:
Balance on 12.31.18	23,062,421	3,245,042	1,429,274	989,410	13,056,137	49,523	(499)	389,677	42,220,985
Additions	—	374,690	—	—	—	—	—	1,390,731	1,765,421
Write-offs, net (1)	(3,249)	(5,066)	—	—	—	(58)	—	—	(8,373)
Net transfers	—	1,314,978	—	—	—	(6)	—	(1,229,472)	85,500
Transfers of goods destined for sale (2)	—	(1,537)	—	—	—	—	—	—	(1,537)
Business combinations (Note 1 c)	—	596	—	—	—	—	—	—	596
Amortization (Note 25)	—	(1,234,949)	(500,441)	(84,205)	(964,316)	(3,729)	—	—	(2,787,640)
Balance on 12.31.19	23,059,172	3,693,754	928,833	905,205	12,091,821	45,730	(499)	550,936	41,274,952
Additions (3)	—	526,112	—	—	184,300	—	(12,230)	1,174,282	1,872,464
Write-offs, net (1)	(32,743)	(220)	—	—	—	—	—	—	(32,963)
Net transfers	—	1,211,314	—	—	—	—	—	(1,023,138)	188,176
Capital contribution to CyberCo Brasil (note 1.c)	—	(2,770)	—	—	—	—	—	—	(2,770)
Amortization (Note 25)	—	(1,420,757)	(295,267)	(84,205)	(914,411)	(3,102)	—	—	(2,717,742)
Balance on 12.31.20	23,026,429	4,007,433	633,566	821,000	11,361,710	42,628	(12,729)	702,080	40,582,117

Balance on 12.31.19
Cost	23,059,172	18,310,812	4,513,278	1,658,897	20,244,219	270,000	(499)	550,936	68,606,815
Accumulated amortization	—	(14,617,058)	(3,584,445)	(753,692)	(8,152,398)	(224,270)	—	—	(27,331,863)
Total	23,059,172	3,693,754	928,833	905,205	12,091,821	45,730	(499)	550,936	41,274,952

Balance on 12.31.20
Cost	23,026,429	20,069,371	4,513,278	1,658,897	20,428,520	269,640	(12,729)	702,080	70,655,486
Accumulated amortization	—	(16,061,938)	(3,879,712)	(837,897)	(9,066,810)	(227,012)	—	—	(30,073,369)
Total	23,026,429	4,007,433	633,566	821,000	11,361,710	42,628	(12,729)	702,080	40,582,117
(1)

Refers to proportional write-offs refer to: (i) R$32,743 from the disposal of  CyberCo Brasil's investment (Note 1.c); and (ii) R$3,249, made in July 2019, resulting from the sale of the Tamboré and Curitiba (CIC) data centers, pursuant to paragraph 86 of IAS 36.

(2)

Refers to transfers of assets from the Tamboré and Curitiba (CIC) data centers, sold for the amounts of R$419,690 to a company controlled by Asterion Industrial Partners SGEIC, SA, pursuant to an agreement entered into by the Company on May 8, 2019 and concluded. with the settlement on July 24, 2019.

(3)

The addition into licenses, occurred in 2020, refers to the extension of the authorization for the right to use radio frequencies for the exploitation of SMP in the State of Rio de Janeiro, granted by ANATEL on November 29, 2020 (Note 1.b)

Schedule of annual amortization rates for intangible assets

Description
Softwares	20.00 % to 50.00%
Customer portfolio	12.50%
Trademarks	7.70%
Licenses	3.60% to 6.67%
Other intangible assets	20.00%

Schedule of breakdown of goodwill

	12.31.20	12.31.19
GVT Participações, occurred in 2015	12,837,141	12,837,141
Vivo Participações, occurred in 2011 (1)	9,124,496	9,157,239
Telefônica Televisão Participações, former Navytree, occurred in 2008	780,693	780,693
Spanish e Figueira, by the merger of Telefônica Data Brasil Holding (TDBH) in 2006	212,058	212,058
Santo Genovese Participações, Atrium Telecomunicações, which took place in 2004	71,892	71,892
Ajato Telecomunicação Ltda.	149	149
Total	23,026,429	23,059,172
(1)

The proportional write-offs refer to: (i) R$32,743 from the disposal of CyberCo Brasil's investment (Note 1.c) in 2020; and (ii) R$3,249, made in July 2019, resulting from the sale of the Tamboré and Curitiba (CIC) data centers in 2019, pursuant to paragraph 86 of IAS 36.